Stock-Based Compensation Plans - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 8,927	¥ 5,958	¥ 5,499
Total cash received from exercise of stock acquisition rights plans	¥ 12,430	¥ 7,560	¥ 12,757
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 2,207	¥ 1,864	¥ 1,593
Total intrinsic value of shares exercised under stock acquisition rights plan	¥ 15,202	¥ 7,575	¥ 13,325
Total unrecognized compensation expense	¥ 9,119
Total unrecognized compensation expense, weighted-average period to be recognized	2 years 21 days
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, expiration period	10 years